Government Grant	12 Months Ended
Sep. 30, 2024
Government Grant [Abstract]
Government Grant
21.
Government Grant

Government Grant
Balance at September 30, 2022	—
Pledged during the year	10,675
Released to the statement of comprehensive income	(41)
Balance at September 30, 2023	10,634
thereof current	—
thereof non-current	10,634
Pledged during the year	239
Released to the statement of comprehensive income	(499)
Balance at September 30, 2024	10,374
thereof current	—
thereof non-current	10,374

In the year ended September 30, 2023 the Company was awarded a government grant by the state of Mecklenburg-Vorpommern, amounting up to €11.3 million, conditional on the investment in a production facility and the creation of 400 permanent jobs in Pasewalk, Germany. The grant is recognized as deferred income and is released to the statement of comprehensive income over the useful life of the respective assets. €8.7 million of cash from the state Mecklenburg-Vorpommern was received during the year ended September 30, 2024 and €1.9 million of cash was received on December 12, 2024. Both cash receipts were recorded as a reduction of the other financial assets. See Note 13 - Other Assets.